ACQUISITION - Summary of finalized fair value of the assets and assumed liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 01, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 02, 2021	Jan. 01, 2012
Finite-Lived Intangible Assets [Line Items]
Cash	$ 15,385			$ 1,071
Prepaid expenses and other current assets	2,539			2,915
Property and equipment, gross	2,978			2,696
Right-of-use asset, net (Note 21)	17,391		$ 13,000	0		$ 13,000
Other non-current asset	1,074			664
Goodwill	6,748			$ 0
Beta Brand [Member]
Finite-Lived Intangible Assets [Line Items]
Inventory					$ 2,408
Other current assets					741
Property and equipment, gross					26
Internal-use software and website					348
Goodwill					3,100
Total identifiable assets					7,266
Accounts payable					151
Deferred revenue					3,224
Total liabilities assumed					3,375
Beta Brand [Member] | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net					2,538
Beta Brand [Member] | Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net					748
Beta Brand [Member] | Trade Name
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net					438
Beta Brand [Member] | Security Deposits
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net					$ 19
Mod Cloth [Member]
Finite-Lived Intangible Assets [Line Items]
Cash		$ 3
Accounts receivables, net		25
Inventory		4,787
Prepaid expenses and other current assets		30
Property and equipment, gross		108
Right-of-use asset, net (Note 21)		895
Other non-current asset		80
Intangible assets, net		4,610
Goodwill	$ 6,700	6,748
Total identifiable assets		17,286
Accounts payable		5,544
Accrued expenses and other liabilities		2,908
Total liabilities assumed		$ 8,452